Net (Loss) Income per Share - Schedule of Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net (loss) income	$ (8,168)	$ 136,989	$ 250,603	$ 478,629	$ 641,298
Denominator:
Weighted-average shares used to compute net (loss) income per share - basic (in shares)	52,464	52,163	52,287	51,973	51,622
Dilutive restricted stock awards and units (in shares)	0	54	58	72	93
Weighted-average shares used to compute net (loss) income per share - diluted (in shares)	52,464	52,217	52,345	52,045	51,715
Net (loss) income per share - basic (in dollars per share)	$ (0.16)	$ 2.63	$ 4.79	$ 9.21	$ 12.42
Net (loss) income per share - diluted (in dollars per share)	$ (0.16)	$ 2.62	$ 4.79	$ 9.2	$ 12.4